Taxes - Deferred Tax Credits (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	kr 5,453	kr 2,081
Unrecognized deferred tax credits tax value	1,148	kr 1,296
2024 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	99
Unrecognized deferred tax credits tax value	135
2025 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	938
Unrecognized deferred tax credits tax value	108
2026 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	46
Unrecognized deferred tax credits tax value	125
2027 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	1,778
Unrecognized deferred tax credits tax value	133
2028 [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	1,521
Unrecognized deferred tax credits tax value	8
2029 or later [member]
Disclosure of Deferred Tax Credits [Line Items]
Recognized deferred tax credits tax value	1,071
Unrecognized deferred tax credits tax value	kr 639